Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 04, 2012	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed information Of Share Capital [line items]
Share capital		$ 3,915
Description in classes of shares		four classes of shares (A, B, C and D)
Par value of share		$ 10
Description of voting rights		1 vote per share
Description of shares based on grants outstanding		the affirmative vote of Argentine Government will be required for: (i) mergers; (ii) acquisitions of more than 50% of the Company’s shares in an agreed or hostile bid; (iii) transfers of all the YPF’s production and exploration rights; (iv) the voluntary dissolution of YPF; or (v) change of corporate and/or tax address outside the Argentine Republic. Items (iii) and (iv) will also require prior approval by the Argentine Congress.
Repurchase of own shares issued, shares		1,888,798		737,378
Repurchase of own shares issued, value		$ 28		$ 6
Expropation Shares of YPF Owned by Repsol [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Proportion of ownership interests in equity	57.43%
Petersen Energia SAU and Affiliates [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Participation in the capital stock	25.46%
Federal Government [member]
Disclosure Of Detailed information Of Share Capital [line items]
Percentage of shares subject to expropriation	51.00%
State or Province [member]
Disclosure Of Detailed information Of Share Capital [line items]
Percentage of shares subject to expropriation	49.00%
Ordinary shares [member]
Disclosure Of Detailed information Of Share Capital [line items]
Number of shares of common stock		393,312,793
Class A Shares [member]
Disclosure Of Detailed information Of Share Capital [line items]
Common shares outstanding		3,764
Proportion of maximum shares acquired by related party		50.00%